Earnings per share	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Earnings per share

19 Earnings per share

Basic earnings per share

Basic earnings per share is calculated by dividing the net income attributable to owners, after deduction of coupons on perpetual securities and non-cumulative subordinated notes by the weighted average number of common shares, excluding common shares purchased by the Company and held as treasury shares (refer to note 32.1 Share capital – par value and 32.3 Treasury shares respectively).

	2018	2017	2016
Net income/(loss) attributable to owners	710	2,469	437
Coupons on perpetual securities	(102)	(103)	(105)
Coupons on non-cumulative subordinated notes	(11)	(28)	(28)
Net income/(loss) attributable to owners for basic earnings per share calculation	597	2,338	304
Net income/(loss) attributable to common shareholders	593	2,321	302
Net income/(loss) attributable to common shareholders B	4	16	2

Weighted average number of common shares outstanding (in million)	2,036	2,042	2,048
Weighted average number of common shares B outstanding (in million)	571	575	575

Basic earnings per common share (EUR per share)	0.29	1.14	0.15
Basic earnings per common share B (EUR per share)	0.01	0.03	-